Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation
S-K,
the information below reflects the relationship between the executive compensation actually paid by us (“CAP”) to our CEO, as principal executive officer, and the other named executive officers (“Other NEOs”) and our financial performance for the years ended December 31, 2022, 2021 and 2020.
The disclosures included in this section are required by technical SEC rules and do not necessarily align with how the Company or the Compensation Committee views the link between our performance and the compensation of our NEOs. The Compensation Committee did not consider the required pay versus performance disclosures when making its compensation decisions for any of the years presented.
For information regarding the decisions made by our Compensation Committee with respect to the compensation of our NEOs for each fiscal year, including alignment with Company performance, please see the “Compensation Discussion and Analysis” section of the proxy statement for the fiscal years covered.

Year (a)	Summary Compensation Table Total for Darcy Horn Davenport¹ ($) (b)	Compensation Actually Paid to Darcy Horn Davenport 1,2,3 ($) (c)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($) (e)	Value of Initial Fixed $100 Investment based on: 4		Net Income ($ Millions) (h)	1-Year Relative TSR Percentile Rank 5 (i)
					TSR ($) (f)	Peer Group TSR ($) (g)
2023	4,321,300	17,994,026	900,745	7,132,747	222.87	113.96	165.5	97 th
2022	5,046,013	2,706,699	3,976,161	3,006,251	111.41	111.29	116.0	32 nd
2021	3,565,067	6,055,248	816,593	1,196,210	148.26	105.63	114.4	97 th

1.	Darcy Horn Davenport was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021 - 2023
Robert V. Vitale
Paul A. Rode
Douglas J. Cornille
Craig L. Rosenthal
Robin Singh

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Darcy Horn Davenport ($)	Exclusion of Stock Awards and Option Awards for Darcy Horn Davenport ($)	Inclusion of Equity Values for Darcy Horn Davenport ($)	Compensation Actually Paid to Darcy Horn Davenport ($)
2023	4,321,300	(2,624,996)	16,297,722	17,994,026
2022	5,046,013	(3,452,768)	1,113,454	2,706,699
2021	3,565,067	(1,631,963)	4,122,144	6,055,248

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	900,745	(348,394)	6,580,396	7,132,747
2022	3,976,161	(3,453,220)	2,483,310	3,006,251
2021	816,593	(293,840)	673,457	1,196,210
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Darcy Horn Davenport ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Darcy Horn Davenport ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Darcy Horn Davenport ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Darcy Horn Davenport ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Darcy Horn Davenport ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Darcy Horn Davenport ($)	Total - Inclusion of Equity Values for Darcy Horn Davenport ($)
2023	11,014,937	4,903,778	—	379,007	—	—	16,297,722
2022	2,449,032	(814,041)	—	(521,537)	—	—	1,113,454
2021	2,967,958	940,221	—	213,965	—	—	4,122,144

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	1,323,286	5,103,854	—	153,256	—	—	6,580,396
2022	2,643,670	(103,176)	—	(57,184)	—	—	2,483,310
2021	499,055	141,831	—	32,571	—	—	673,457

4.
The Peer Group TSR set forth in this table utilizes the S&P Composite 1500 Packaged Foods & Meats (“S&P 1500 Packaged Foods & Meats”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended September 30, 2023. The comparison assumes $100 was invested for the period starting September 30, 2020, through the end of the listed year in the Company and in the S&P 1500 Packaged Foods & Meats, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5.
We determined
1-Year
Relative TSR Percentile Rank of Russell 3000 Food Products Index to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2023. This performance measure may not have been

the most important financial performance measure for years 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	1-Year Relative TSR Percentile Rank
Named Executive Officers, Footnote
1.	Darcy Horn Davenport was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021 - 2023
Robert V. Vitale
Paul A. Rode
Douglas J. Cornille
Craig L. Rosenthal
Robin Singh

Peer Group Issuers, Footnote
4.
The Peer Group TSR set forth in this table utilizes the S&P Composite 1500 Packaged Foods & Meats (“S&P 1500 Packaged Foods & Meats”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended September 30, 2023. The comparison assumes $100 was invested for the period starting September 30, 2020, through the end of the listed year in the Company and in the S&P 1500 Packaged Foods & Meats, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 4,321,300	$ 5,046,013	$ 3,565,067
PEO Actually Paid Compensation Amount	$ 17,994,026	2,706,699	6,055,248
Adjustment To PEO Compensation, Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Darcy Horn Davenport ($)	Exclusion of Stock Awards and Option Awards for Darcy Horn Davenport ($)	Inclusion of Equity Values for Darcy Horn Davenport ($)	Compensation Actually Paid to Darcy Horn Davenport ($)
2023	4,321,300	(2,624,996)	16,297,722	17,994,026
2022	5,046,013	(3,452,768)	1,113,454	2,706,699
2021	3,565,067	(1,631,963)	4,122,144	6,055,248

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Darcy Horn Davenport ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Darcy Horn Davenport ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Darcy Horn Davenport ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Darcy Horn Davenport ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Darcy Horn Davenport ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Darcy Horn Davenport ($)	Total - Inclusion of Equity Values for Darcy Horn Davenport ($)
2023	11,014,937	4,903,778	—	379,007	—	—	16,297,722
2022	2,449,032	(814,041)	—	(521,537)	—	—	1,113,454
2021	2,967,958	940,221	—	213,965	—	—	4,122,144

Non-PEO NEO Average Total Compensation Amount	$ 900,745	3,976,161	816,593
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,132,747	3,006,251	1,196,210
Adjustment to Non-PEO NEO Compensation Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	900,745	(348,394)	6,580,396	7,132,747
2022	3,976,161	(3,453,220)	2,483,310	3,006,251
2021	816,593	(293,840)	673,457	1,196,210

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	1,323,286	5,103,854	—	153,256	—	—	6,580,396
2022	2,643,670	(103,176)	—	(57,184)	—	—	2,483,310
2021	499,055	141,831	—	32,571	—	—	673,457

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Relationship
Between PEO
and
Non-PEO
NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company-Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our
1-Year
Relative TSR Percentile Rank during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P Composite 1500 Packaged Foods & Meats Index over the same period.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2023 to Company performance. The measures in this table are not ranked.

1-Year Relative TSR Percentile Rank Net Revenue – Corporate Net Revenue – Premier Nutrition Adjusted EBITDA – Corporate Adjusted EBITDA – Premier Nutrition

Total Shareholder Return Amount	$ 222.87	111.41	148.26
Peer Group Total Shareholder Return Amount	113.96	111.29	105.63
Net Income (Loss)	$ 165,500,000	$ 116,000,000	$ 114,400,000
Company Selected Measure Amount	97	32	97
PEO Name	Darcy Horn Davenport
Measure:: 1
Pay vs Performance Disclosure
Name	1-Year Relative TSR Percentile Rank
Measure:: 2
Pay vs Performance Disclosure
Name	Net Revenue – Corporate
Measure:: 3
Pay vs Performance Disclosure
Name	Net Revenue – Premier Nutrition
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA – Corporate
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted EBITDA – Premier Nutrition
PEO | Exclusion of Stock Awards and Option Awards for Darcy Horn Davenport [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,624,996)	$ (3,452,768)	$ (1,631,963)
PEO | Inclusion of Equity Values for Darcy Horn Davenport [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,297,722	1,113,454	4,122,144
PEO | Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Darcy Horn Davenport [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,014,937	2,449,032	2,967,958
PEO | Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Darcy Horn Davenport [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,903,778	(814,041)	940,221
PEO | Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Darcy Horn Davenport [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	379,007	(521,537)	213,965
PEO | Equity Values for Darcy Horn Davenport [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,297,722	1,113,454	4,122,144
Non-PEO NEO | Exclusion of Stock Awards and Option Awards for Darcy Horn Davenport [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(348,394)	(3,453,220)	(293,840)
Non-PEO NEO | Inclusion of Equity Values for Darcy Horn Davenport [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,580,396	2,483,310	673,457
Non-PEO NEO | Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Darcy Horn Davenport [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,323,286	2,643,670	499,055
Non-PEO NEO | Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Darcy Horn Davenport [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,103,854	(103,176)	141,831
Non-PEO NEO | Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Darcy Horn Davenport [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	153,256	(57,184)	32,571
Non-PEO NEO | Equity Values for Darcy Horn Davenport [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,580,396	$ 2,483,310	$ 673,457